GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION [Abstract]
GUARANTOR / NON-GUARANTOR FINANCIAL INFORMATION
Guarantor/non-guarantor
The 8.25% Senior Secured Notes and the 9.375% Senior Notes were issued by our direct 100% owned subsidiary, Ply Gem Industries, and are fully and unconditionally guaranteed on a joint and several basis by the Company and certain of Ply Gem Industries’ 100% owned subsidiaries. Accordingly, the following guarantor and non-guarantor information is presented as of March 30, 2013 and December 31, 2012, and for the three months ended March 30, 2013 and March 31, 2012. The non-guarantor information presented represents our Canadian subsidiary, Ply Gem Canada.
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations and comprehensive loss
For the three months ended March 30, 2013

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$242,683	$14,414	$—	$257,097
Cost of products sold	—	—	203,890	11,361	—	215,251
Gross profit	—	—	38,793	3,053	—	41,846
Operating expenses:
Selling, general and administrative expenses	—	5,590	28,727	3,899	—	38,216
Intercompany administrative charges	—	—	5,969	2,069	(8,038)	—
Amortization of intangible assets	—	—	4,202	—	—	4,202
Total operating expenses	—	5,590	38,898	5,968	(8,038)	42,418
Operating loss	—	(5,590)	(105)	(2,915)	8,038	(572)
Foreign currency loss	—	—	—	(33)	—	(33)
Intercompany interest	—	21,075	(21,075)	—	—	—
Interest expense	—	(23,657)	(11)	—	—	(23,668)
Interest income	—	1	3	11	—	15
Intercompany administrative income	—	8,038	—	—	(8,038)	—
Loss before equity in subsidiaries’ loss	—	(133)	(21,188)	(2,937)	—	(24,258)
Equity in subsidiaries’ income (loss)	(28,107)	(27,974)	—	—	56,081	—
Loss before provision (benefit) for income taxes	(28,107)	(28,107)	(21,188)	(2,937)	56,081	(24,258)
Provision (benefit) for income taxes	—	—	4,644	(795)	—	3,849
Net income (loss)	$(28,107)	$(28,107)	$(25,832)	$(2,142)	$56,081	$(28,107)
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(768)	—	(768)
Total comprehensive loss	$(28,107)	$(28,107)	$(25,832)	$(2,910)	$56,081	$(28,875)
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations and comprehensive loss
For the three months ended March 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$224,652	$14,524	$—	$239,176
Cost of products sold	—	—	185,067	11,194	—	196,261
Gross profit	—	—	39,585	3,330	—	42,915
Operating expenses:
Selling, general and administrative expenses	—	4,290	26,936	3,767	—	34,993
Intercompany administrative charges	—	—	3,034	527	(3,561)	—
Amortization of intangible assets	—	60	6,659	—	—	6,719
Total operating expenses	—	4,350	36,629	4,294	(3,561)	41,712
Operating earnings (loss)	—	(4,350)	2,956	(964)	3,561	1,203
Foreign currency gain	—	—	—	68	—	68
Intercompany interest	—	25,682	(25,682)	—	—	—
Interest expense	—	(25,055)	—	(1)	—	(25,056)
Interest income	—	1	10	4	—	15
Intercompany administrative income	—	3,561	—	—	(3,561)	—
Loss before equity in subsidiaries’ loss	—	(161)	(22,716)	(893)	—	(23,770)
Equity in subsidiaries’ income (loss)	(25,642)	(25,481)	—	—	51,123	—
Loss before provision (benefit) for income taxes	(25,642)	(25,642)	(22,716)	(893)	51,123	(23,770)
Provision (benefit) for income taxes	—	—	2,105	(233)	—	1,872
Net loss	$(25,642)	$(25,642)	$(24,821)	$(660)	$51,123	$(25,642)
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	663	—	663
Total comprehensive income (loss)	$(25,642)	$(25,642)	$(24,821)	$3	$51,123	$(24,979)

Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating balance sheet
As of March 30, 2013

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$13,441	$(6,185)	$3,906	$—	$11,162
Accounts receivable, net	—	—	128,107	8,446	—	136,553
Inventories:
Raw materials	—	—	46,542	5,084	—	51,626
Work in process	—	—	24,535	670	—	25,205
Finished goods	—	—	42,769	3,110	—	45,879
Total inventory	—	—	113,846	8,864	—	122,710
Prepaid expenses and other current assets	—	881	12,760	2,420	—	16,061
Deferred income taxes	—	—	5,166	58	—	5,224
Total current assets	—	14,322	253,694	23,694	—	291,710
Investments in subsidiaries	(343,361)	(195,017)	—	—	538,378	—
Property and Equipment, at cost:
Land	—	—	3,565	172	—	3,737
Buildings and improvements	—	—	36,838	1,584	—	38,422
Machinery and equipment	—	2,498	287,492	9,252	—	299,242
	—	2,498	327,895	11,008	—	341,401
Less accumulated depreciation	—	(995)	(233,601)	(6,454)	—	(241,050)
Total property and equipment, net	—	1,503	94,294	4,554	—	100,351
Other Assets:
Intangible assets, net	—	—	90,153	—	—	90,153
Goodwill	—	—	383,042	9,182	—	392,224
Deferred income taxes	—	—	—	2,871	—	2,871
Intercompany note receivable	—	856,739	—	—	(856,739)	—
Other	—	26,116	2,691	—	—	28,807
Total other assets	—	882,855	475,886	12,053	(856,739)	514,055
	$(343,361)	$703,663	$823,874	$40,301	$(318,361)	$906,116
LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$—	$344	$75,052	$4,186	$—	$79,582
Accrued expenses	—	20,425	56,413	3,080	—	79,918
Total current liabilities	—	20,769	131,465	7,266	—	159,500
Deferred income taxes	—	—	13,002	—	—	13,002
Intercompany note payable	—	—	856,739	—	(856,739)	—
Other long-term liabilities	—	9,999	49,823	897	—	60,719
Long-term debt	—	1,016,256	—	—	—	1,016,256
Commitments and contingencies
Stockholder’s Equity (Deficit):
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Additional paid-in-capital	311,490	311,490	453,289	5,763	(770,542)	311,490
(Accumulated deficit) retained earnings	(647,747)	(647,747)	(680,444)	21,258	1,306,933	(647,747)
Accumulated other comprehensive income (loss)	(7,104)	(7,104)	—	5,117	1,987	(7,104)
Total stockholder’s (deficit) equity	(343,361)	(343,361)	(227,155)	32,138	538,378	(343,361)
	$(343,361)	$703,663	$823,874	$40,301	$(318,361)	$906,116
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating balance sheet
As of December 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$23,332	$(4,307)	$8,169	$—	$27,194
Accounts receivable, net	—	—	107,961	7,091	—	115,052
Inventories:
Raw materials	—	—	35,074	4,878	—	39,952
Work in process	—	—	20,220	711	—	20,931
Finished goods	—	—	35,927	3,482	—	39,409
Total inventory	—	—	91,221	9,071	—	100,292
Prepaid expenses and other current assets	—	12	13,844	1,528	—	15,384
Deferred income taxes	—	—	5,161	11	—	5,172
Total current assets	—	23,344	213,880	25,870	—	263,094
Investments in subsidiaries	(314,942)	(212,065)	—	—	527,007	—
Property and Equipment, at cost:
Land	—	—	3,565	172	—	3,737
Buildings and improvements	—	—	36,320	1,621	—	37,941
Machinery and equipment	—	2,145	281,885	9,245	—	293,275
	—	2,145	321,770	11,038	—	334,953
Less accumulated depreciation	—	(932)	(228,596)	(6,320)	—	(235,848)
Total property and equipment, net	—	1,213	93,174	4,718	—	99,105
Other Assets:
Intangible assets, net	—	—	94,356	—	—	94,356
Goodwill	—	—	383,042	9,413	—	392,455
Deferred income taxes	—	—	—	2,981	—	2,981
Intercompany note receivable	—	856,739	—	—	(856,739)	—
Other	—	27,142	2,717	—	—	29,859
Total other assets	—	883,881	480,115	12,394	(856,739)	519,651
	$(314,942)	$696,373	$787,169	$42,982	$(329,732)	$881,850
LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$—	$254	$63,110	$4,433	$—	$67,797
Accrued expenses	—	32,744	58,547	2,627	—	93,918
Total current liabilities	—	32,998	121,657	7,060	—	161,715
Deferred income taxes	—	—	10,049	—	—	10,049
Intercompany note payable	—	—	856,739	—	(856,739)	—
Other long-term liabilities	—	13,933	45,811	900	—	60,644
Long-term debt	—	964,384	—	—	—	964,384
Commitments and contingencies
Stockholder’s Equity (Deficit):
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Additional paid-in-capital	311,034	311,034	407,525	5,737	(724,296)	311,034
(Accumulated deficit) retained earnings	(619,640)	(619,640)	(654,612)	23,400	1,250,852	(619,640)
Accumulated other comprehensive income (loss)	(6,336)	(6,336)	—	5,885	451	(6,336)
Total stockholder’s (deficit) equity	(314,942)	(314,942)	(247,087)	35,022	527,007	(314,942)
	$(314,942)	$696,373	$787,169	$42,982	$(329,732)	$881,850

Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the three months ended March 30, 2013

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net loss	$(28,107)	$(28,107)	$(25,832)	$(2,142)	$56,081	$(28,107)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	—	63	9,283	369	—	9,715
Non-cash interest expense, net	—	2,833	—	—	—	2,833
Loss on foreign currency transactions	—	—	—	33	—	33
Stock based compensation	—	456	—	—	—	456
Deferred income taxes	—	—	2,948	100	—	3,048
Reduction in tax uncertainty, net of valuation allowance	—	—	(206)	—	—	(206)
Equity in subsidiaries’ net loss	28,107	27,974	—	—	(56,081)	—
Other	—	—	(8)	—	—	(8)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(20,146)	(1,183)	—	(21,329)
Inventories	—	—	(22,625)	396	—	(22,229)
Prepaid expenses and other current assets	—	(743)	1,117	(885)	—	(511)
Accounts payable	—	90	11,845	(238)	—	11,697
Accrued expenses	—	(16,253)	2,728	290	—	(13,235)
Cash payments on restructuring liabilities	—	—	(539)	—	—	(539)
Other	—	—	(34)	(998)	—	(1,032)
Net cash used in operating activities	—	(13,687)	(41,469)	(4,258)	—	(59,414)
Cash flows from investing activities:
Capital expenditures	—	(352)	(6,210)	(103)	—	(6,665)
Proceeds from sale of assets	—	—	11	—	—	11
Net cash used in investing activities	—	(352)	(6,199)	(103)	—	(6,654)
Cash flows from financing activities:
Net revolver payments	—	50,000	—	—	—	50,000
Proceeds from intercompany investment	—	(45,790)	45,790	—	—	—
Debt issuance costs paid	—	(62)	—	—	—	(62)
Net cash provided by financing activities	—	4,148	45,790	—	—	49,938
Impact of exchange rate movement on cash	—	—	—	98	—	98
Net decrease in cash and cash equivalents	—	(9,891)	(1,878)	(4,263)	—	(16,032)
Cash and cash equivalents at the beginning of the period	—	23,332	(4,307)	8,169	—	27,194
Cash and cash equivalents at the end of the period	$—	$13,441	$(6,185)	$3,906	$—	$11,162
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the three months ended March 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net loss	$(25,642)	$(25,642)	$(24,821)	$(660)	$51,123	$(25,642)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	—	42	13,032	243	—	13,317
Non-cash interest expense, net	—	2,905	—	—	—	2,905
Gain on foreign currency transactions	—	—	—	(68)	—	(68)
Stock based compensation	—	376	—	—	—	376
Deferred income taxes	—	—	835	(29)	—	806
Reduction in tax uncertainty, net of valuation allowance	—	—	837	25	—	862
Equity in subsidiaries’ net loss	25,642	25,481	—	—	(51,123)	—
Other	—	—	2	(3)	—	(1)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(22,689)	(17)	—	(22,706)
Inventories	—	—	(9,993)	259	—	(9,734)
Prepaid expenses and other current assets	—	(623)	2,013	(2,755)	—	(1,365)
Accounts payable	—	(300)	26,023	(1,762)	—	23,961
Accrued expenses	—	(15,657)	(4,287)	622	—	(19,322)
Other	—	—	3	93	—	96
Net cash used in operating activities	—	(13,418)	(19,045)	(4,052)	—	(36,515)
Cash flows from investing activities:
Capital expenditures	—	(296)	(2,869)	(185)	—	(3,350)
Proceeds from sale of assets	—	—	121	—	—	121
Net cash used in investing activities	—	(296)	(2,748)	(185)	—	(3,229)
Cash flows from financing activities:
Proceeds from long-term debt	—	34,000	—	—	—	34,000
Net revolver borrowings	—	15,000	—	—	—	15,000
Proceeds from intercompany investment	—	(25,221)	25,221	—	—	—
Debt issuance costs paid	—	(866)	—	—	—	(866)
Net cash provided by financing activities	—	22,913	25,221	—	—	48,134
Impact of exchange rate movement on cash	—	—	—	107	—	107
Net increase (decrease) in cash and cash equivalents	—	9,199	3,428	(4,130)	—	8,497
Cash and cash equivalents at the beginning of the period	—	8,578	(3,408)	6,530	—	11,700
Cash and cash equivalents at the end of the period	$—	$17,777	$20	$2,400	$—	$20,197

Guarantor/non-guarantor
The 8.25% Senior Secured Notes and the 9.375% Senior Notes were issued by our direct 100% owned subsidiary, Ply Gem Industries, and are fully and unconditionally guaranteed on a joint and several basis by the Company and certain of Ply Gem Industries’ 100% owned subsidiaries. Accordingly, the following guarantor and non-guarantor information is presented as of December 31, 2012 and December 31, 2011, and for the years ended December 31, 2012, 2011, and 2010. The non-guarantor information presented represents our Canadian subsidiary, Ply Gem Canada.
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations
For the year ended December 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$1,051,312	$69,989	$—	$1,121,301
Cost of products sold	—	—	826,496	50,606	—	877,102
Gross profit	—	—	224,816	19,383	—	244,199
Operating expenses:
Selling, general and administrative expenses	—	19,871	112,073	15,298	—	147,242
Intercompany administrative charges	—	—	15,202	3,057	(18,259)	—
Amortization of intangible assets	—	—	26,937	—	—	26,937
Total operating expenses	—	19,871	154,212	18,355	(18,259)	174,179
Operating earnings (loss)	—	(19,871)	70,604	1,028	18,259	70,020
Foreign currency gain	—	—	—	409	—	409
Intercompany interest	—	102,729	(102,729)	—	—	—
Interest expense	—	(103,112)	(18)	(3)	—	(103,133)
Interest income	—	5	65	21	—	91
Loss on modification or extinguishment of debt	—	(3,607)	—	—	—	(3,607)
Intercompany administrative income	—	18,259	—	—	(18,259)	—
Income (loss) before equity in subsidiaries’ income (loss)	—	(5,597)	(32,078)	1,455	—	(36,220)
Equity in subsidiaries’ income (loss)	(39,055)	(33,458)	—	—	72,513	—
Income (loss) before provision (benefit) for income taxes	(39,055)	(39,055)	(32,078)	1,455	72,513	(36,220)
Provision (benefit) for income taxes	—	—	3,150	(315)	—	2,835
Net income (loss)	$(39,055)	$(39,055)	$(35,228)	$1,770	$72,513	$(39,055)
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	835	—	835
Minimum pension liability for actuarial loss	—	(673)	(430)	—	—	(1,103)
Total comprehensive income (loss)	$(39,055)	$(39,728)	$(35,658)	$2,605	$72,513	$(39,323)
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations
For the year ended December 31, 2011

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$967,694	$67,163	$—	$1,034,857
Cost of products sold	—	—	777,256	47,069	—	824,325
Gross profit	—	—	190,438	20,094	—	210,532
Operating expenses:
Selling, general and administrative expenses	—	14,748	109,061	15,103	—	138,912
Intercompany administrative charges	—	—	13,287	2,783	(16,070)	—
Amortization of intangible assets	—	36	26,653	—	—	26,689
Total operating expenses	—	14,784	149,001	17,886	(16,070)	165,601
Operating earnings (loss)	—	(14,784)	41,437	2,208	16,070	44,931
Foreign currency gain	—	—	—	492	—	492
Intercompany interest	—	102,729	(102,729)	—	—	—
Interest expense	—	(101,486)	(1)	(1)	—	(101,488)
Interest income	—	6	83	15	—	104
Loss on modification or extinguishment of debt	—	(27,863)	—	—	—	(27,863)
Intercompany administrative income	—	16,070	—	—	(16,070)	—
Income (loss) before equity in subsidiaries’ income (loss)	—	(25,328)	(61,210)	2,714	—	(83,824)
Equity in subsidiaries’ income (loss)	(84,507)	(59,179)	—	—	143,686	—
Income (loss) before provision (benefit) for income taxes	(84,507)	(84,507)	(61,210)	2,714	143,686	(83,824)
Provision (benefit) for income taxes	—	—	(170)	853	—	683
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(691)	—	(691)
Minimum pension liability for actuarial loss	—	(3,091)	(3,509)	—	—	(6,600)
Total comprehensive income (loss)	$(84,507)	$(87,598)	$(64,549)	$1,170	$143,686	$(91,798)
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations
For the year ended December 31, 2010

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$922,240	$73,666	$—	$995,906
Cost of products sold	—	—	730,896	49,050	—	779,946
Gross profit	—	—	191,344	24,616	—	215,960
Operating expenses:
Selling, general and administrative expenses	—	14,765	101,767	13,928	—	130,460
Intercompany administrative charges	—	—	12,143	1,639	(13,782)	—
Amortization of intangible assets	—	36	27,063	—	—	27,099
Write-off of previously capitalized offering costs	—	1,571	—	—	—	1,571
Total operating expenses	—	16,372	140,973	15,567	(13,782)	159,130
Operating earnings (loss)	—	(16,372)	50,371	9,049	13,782	56,830
Foreign currency gain	—	—	—	510	—	510
Intercompany interest	—	106,899	(106,086)	(813)	—	—
Interest expense	—	(122,881)	(111)	—	—	(122,992)
Interest income	—	17	121	21	—	159
Gain on extinguishment of debt	—	98,187	—	—	—	98,187
Intercompany administrative income	—	13,782	—	—	(13,782)	—
Income (loss) before equity in subsidiaries’ income (loss)	—	79,632	(55,705)	8,767	—	32,694
Equity in subsidiaries’ income (loss)	27,667	(52,648)	—	—	24,981	—
Income (loss) before provision (benefit) for income taxes	27,667	26,984	(55,705)	8,767	24,981	32,694
Provision (benefit) for income taxes	—	(683)	3,273	2,437	—	5,027
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	1,639	—	1,639
Minimum pension liability for actuarial gain	—	(292)	(448)	—	—	(740)
Total comprehensive income (loss)	$27,667	$27,375	$(59,426)	$7,969	$24,981	$28,566

Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating balance sheet
As of December 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$23,332	$(4,307)	$8,169	$—	$27,194
Accounts receivable, net	—	—	107,961	7,091	—	115,052
Inventories:
Raw materials	—	—	35,074	4,878	—	39,952
Work in process	—	—	20,220	711	—	20,931
Finished goods	—	—	35,927	3,482	—	39,409
Total inventory	—	—	91,221	9,071	—	100,292
Prepaid expenses and other current assets	—	12	13,844	1,528	—	15,384
Deferred income taxes	—	—	5,161	11	—	5,172
Total current assets	—	23,344	213,880	25,870	—	263,094
Investments in subsidiaries	(314,942)	(212,065)	—	—	527,007	—
Property and Equipment, at cost:
Land	—	—	3,565	172	—	3,737
Buildings and improvements	—	—	36,320	1,621	—	37,941
Machinery and equipment	—	2,145	281,885	9,245	—	293,275
	—	2,145	321,770	11,038	—	334,953
Less accumulated depreciation	—	(932)	(228,596)	(6,320)	—	(235,848)
Total property and equipment, net	—	1,213	93,174	4,718	—	99,105
Other Assets:
Intangible assets, net	—	—	94,356	—	—	94,356
Goodwill	—	—	383,042	9,413	—	392,455
Deferred income taxes	—	—	—	2,981	—	2,981
Intercompany note receivable	—	856,739	—	—	(856,739)	—
Other	—	27,142	2,717	—	—	29,859
Total other assets	—	883,881	480,115	12,394	(856,739)	519,651
	$(314,942)	$696,373	$787,169	$42,982	$(329,732)	$881,850
LIABILITIES AND STOCKHOLDER’S (DEFICIT) EQUITY
Current Liabilities:
Accounts payable	$—	$254	$63,110	$4,433	$—	$67,797
Accrued expenses	—	32,744	58,547	2,627	—	93,918
Total current liabilities	—	32,998	121,657	7,060	—	161,715
Deferred income taxes	—	—	10,049	—	—	10,049
Intercompany note payable	—	—	856,739	—	(856,739)	—
Other long-term liabilities	—	13,933	45,811	900	—	60,644
Long-term debt	—	964,384	—	—	—	964,384
Commitments and contingencies
Stockholder’s Equity (Deficit):
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Additional paid-in-capital	311,034	311,034	407,525	5,737	(724,296)	311,034
(Accumulated deficit) retained earnings	(619,640)	(619,640)	(654,612)	23,400	1,250,852	(619,640)
Accumulated other comprehensive income (loss)	(6,336)	(6,336)	—	5,885	451	(6,336)
Total stockholder’s (deficit) equity	(314,942)	(314,942)	(247,087)	35,022	527,007	(314,942)
	$(314,942)	$696,373	$787,169	$42,982	$(329,732)	$881,850
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating balance sheet
As of December 31, 2011

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$8,578	$(3,408)	$6,530	$—	$11,700
Accounts receivable, net	—	—	102,052	7,463	—	109,515
Inventories:
Raw materials	—	—	37,024	4,885	—	41,909
Work in process	—	—	23,619	667	—	24,286
Finished goods	—	—	36,282	2,328	—	38,610
Total inventory	—	—	96,925	7,880	—	104,805
Prepaid expenses and other current assets	—	422	9,893	2,957	—	13,272
Deferred income taxes	—	—	5,666	9	—	5,675
Total current assets	—	9,000	211,128	24,839	—	244,967
Investments in subsidiaries	(277,322)	(164,863)	—	—	442,185	—
Property and Equipment, at cost:
Land	—	—	3,565	172	—	3,737
Buildings and improvements	—	—	35,280	1,308	—	36,588
Machinery and equipment	—	1,335	262,349	8,436	—	272,120
	—	1,335	301,194	9,916	—	312,445
Less accumulated depreciation	—	(762)	(206,585)	(5,253)	—	(212,600)
Total property and equipment, net	—	573	94,609	4,663	—	99,845
Other Assets:
Intangible assets, net	—	—	121,148	—	—	121,148
Goodwill	—	—	382,165	9,302	—	391,467
Deferred income taxes	—	—	—	3,121	—	3,121
Intercompany note receivable	—	856,739	—	—	(856,739)	—
Other	—	30,235	2,129	—	—	32,364
Total other assets	—	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912
LIABILITIES AND STOCKHOLDER’S (DEFICIT) EQUITY
Current Liabilities:
Accounts payable	$—	$720	$44,652	$4,718	$—	$50,090
Accrued expenses	—	36,987	50,790	3,104	—	90,881
Total current liabilities	—	37,707	95,442	7,822	—	140,971
Deferred income taxes	—	—	9,865	—	—	9,865
Intercompany note payable	—	—	856,739	—	(856,739)	—
Other long-term liabilities	—	9,629	47,240	859	—	57,728
Long-term debt	—	961,670	—	—	—	961,670
Commitments and contingencies
Stockholder’s Equity (Deficit):
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other comprehensive income (loss)	(6,068)	(6,068)	—	5,052	1,016	(6,068)
Total stockholder’s (deficit) equity	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the year ended December 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(39,055)	$(39,055)	$(35,228)	$1,770	$72,513	$(39,055)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization expense	—	171	51,095	1,011	—	52,277
Non-cash interest expense, net	—	11,428	—	—	—	11,428
Gain on foreign currency transactions	—	—	—	(409)	—	(409)
Loss on modification or extinguishment of debt	—	3,607	—	—	—	3,607
Stock based compensation	—	1,703	—	—		1,703
Deferred income taxes	—	—	844	183	—	1,027
Reduction in tax uncertainty, net of valuation allowance	—	—	(92)	—	—	(92)
Equity in subsidiaries’ net loss	39,055	33,458	—	—	(72,513)	—
Other	—	—	(37)	—	—	(37)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(5,909)	532	—	(5,377)
Inventories	—	—	5,704	(1,008)	—	4,696
Prepaid expenses and other current assets	—	616	(4,586)	1,436	—	(2,534)
Accounts payable	—	(466)	19,195	(1,123)	—	17,606
Accrued expenses	—	(562)	5,794	(640)	—	4,592
Cash payments on restructuring liabilities	—	—	(1,177)	—	—	(1,177)
Other	—	—	(240)	689	—	449
Net cash provided by operating activities	—	10,900	35,363	2,441	—	48,704
Cash flows from investing activities:
Capital expenditures	—	(810)	(22,969)	(867)	—	(24,646)
Proceeds from sale of assets	—	—	284	(91)	—	193
Acquisitions, net of cash acquired	—	—	(100)	—	—	(100)
Net cash used in investing activities	—	(810)	(22,785)	(958)	—	(24,553)
Cash flows from financing activities:
Proceeds from long-term debt	—	102,991	—	—	—	102,991
Payments on long-term debt	—	(58,991)	—	—	—	(58,991)
Net revolver payments	—	(40,000)	—	—	—	(40,000)
Proceeds from intercompany investment	—	13,477	(13,477)	—	—	—
Payment of early tender premium	—	(9,844)	—	—	—	(9,844)
Equity repurchases	—	—	—	—	—	—
Debt issuance costs paid	—	(2,969)	—	—	—	(2,969)
Net cash provided by (used in) financing activities	—	4,664	(13,477)	—	—	(8,813)
Impact of exchange rate movement on cash	—	—	—	156	—	156
Net increase (decrease) in cash and cash equivalents	—	14,754	(899)	1,639	—	15,494
Cash and cash equivalents at the beginning of the period	—	8,578	(3,408)	6,530	—	11,700
Cash and cash equivalents at the end of the period	$—	$23,332	$(4,307)	$8,169	$—	$27,194
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the year ended December 31, 2011

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization expense	—	169	52,951	900	—	54,020
Non-cash interest expense, net	—	10,518	—	—	—	10,518
Gain on foreign currency transactions	—	—	—	(492)	—	(492)
Loss on modification or extinguishment of debt	—	27,863	—	—	—	27,863
Stock based compensation	—	431	(1)	—	—	430
Deferred income taxes	—	—	7,872	(1,579)	—	6,293
Reduction in tax uncertainty, net of valuation allowance	—	—	(6,617)	—	—	(6,617)
Equity in subsidiaries’ net loss	84,507	59,179	—	—	(143,686)	—
Other	—	—	(481)	(3)	—	(484)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(13,107)	(159)	—	(13,266)
Inventories	—	—	(5,253)	(1,160)	—	(6,413)
Prepaid expenses and other current assets	—	(176)	(1,622)	(150)	—	(1,948)
Accounts payable	—	321	(6,593)	1,500	—	(4,772)
Accrued expenses	—	11,300	3,256	758	—	15,314
Cash payments on restructuring liabilities	—	—	(407)	—	—	(407)
Other	—	(1)	531	479	—	1,009
Net cash provided by (used in) operating activities	—	25,097	(30,511)	1,955	—	(3,459)
Cash flows from investing activities:
Capital expenditures	—	(63)	(10,490)	(937)	—	(11,490)
Proceeds from sale of assets	—	—	102	—	—	102
Net cash used in investing activities	—	(63)	(10,388)	(937)	—	(11,388)
Cash flows from financing activities:
Proceeds from long-term debt	—	423,684	—	—	—	423,684
Payments on long-term debt	—	(348,684)	—	—	—	(348,684)
Net revolver borrowings	—	55,000	—	—	—	55,000
Payments on previous revolver credit facility	—	(30,000)	—	—	—	(30,000)
Proceeds from intercompany investment	—	(37,826)	38,608	(782)	—	—
Payment of early tender premium	—	(49,769)	—	—	—	(49,769)
Equity repurchases	—	(14,049)	—	—	—	(14,049)
Debt issuance costs paid	—	(26,984)	—	—	—	(26,984)
Net cash provided by (used in) financing activities	—	(28,628)	38,608	(782)	—	9,198
Impact of exchange rate movement on cash	—	—	—	(149)	—	(149)
Net increase (decrease) in cash and cash equivalents	—	(3,594)	(2,291)	87	—	(5,798)
Cash and cash equivalents at the beginning of the period	—	12,172	(1,117)	6,443	—	17,498
Cash and cash equivalents at the end of the period	$—	$8,578	$(3,408)	$6,530	$—	$11,700
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the year ended December 31, 2010

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization expense	—	168	59,761	789	—	60,718
Non-cash interest expense, net	—	9,800	—	—	—	9,800
Gain on foreign currency transactions	—	—	—	(510)	—	(510)
Gain on extinguishment of debt	—	(98,187)	—	—	—	(98,187)
Write-off of previously capitalized offering costs	—	1,571	—	—	—	1,571
Stock based compensation	—	164	—	—	—	164
Deferred income taxes	—	—	981	622	—	1,603
Equity in subsidiaries’ net income (loss)	(27,667)	52,648	—	—	(24,981)	—
Other	—	—	(156)	(12)	—	(168)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(3,730)	707	—	(3,023)
Inventories	—	—	(1,384)	1,264	—	(120)
Prepaid expenses and other current assets	—	(1,488)	6,634	2,478	—	7,624
Accounts payable	—	(199)	1,090	1,026	—	1,917
Accrued expenses	—	(4,384)	4,211	625	—	452
Cash payments on restructuring liabilities	—	—	(2,630)	—	—	(2,630)
Other	—	(1)	(554)	425	—	(130)
Net cash provided by (used in) operating activities	—	(12,241)	5,245	13,744	—	6,748
Cash flows from investing activities:
Capital expenditures	—	—	(10,275)	(830)	—	(11,105)
Proceeds from sale of assets	—	—	2,032	—	—	2,032
Net cash used in investing activities	—	—	(8,243)	(830)	—	(9,073)
Cash flows from financing activities:
Proceeds from long-term debt	—	145,709	—	—	—	145,709
Payments on long-term debt	—	(141,191)	—	—	—	(141,191)
Net revolver borrowings	—	5,000	—	—	—	5,000
Proceeds from intercompany investment	—	14,665	(711)	(13,954)	—	—
Equity contributions	—	2,428	—	—	—	2,428
Equity repurchases	—	(2,978)	—	—	—	(2,978)
Debt issuance costs paid	—	(5,029)	—	—	—	(5,029)
Tax payments on behalf of parent	—	(1,532)	—	—	—	(1,532)
Net cash provided by (used in) financing activities	—	17,072	(711)	(13,954)	—	2,407
Impact of exchange rate movement on cash	—	—	—	353	—	353
Net increase (decrease) in cash and cash equivalents	—	4,831	(3,709)	(687)	—	435
Cash and cash equivalents at the beginning of the period	—	7,341	2,592	7,130	—	17,063
Cash and cash equivalents at the end of the period	$—	$12,172	$(1,117)	$6,443	$—	$17,498